Note 12 - Long-term Incentive Plan	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

Note 12.  Long-Term Incentive Plan

On April 25, 2019, at the Annual Meeting of Shareholders, the shareholders approved the Long-term Incentive Plan “The Plan.” The Plan provides for the granting of options which are intended to be non-qualified stock options (“NQSO’s”) for federal income tax purposes except for those options designated as incentive stock options (“ISO’s”) which qualify under Section 422 of the Internal Revenue Code.

The Plan has 1,300,000 shares of Class A Common Stock available for stock options to employees and non-employee directors. Shares of stock covered by options granted pursuant to The Plan which terminate or expire prior to exercise or have been surrendered or canceled shall be available for further option grants under the Option Plan.

The purpose of The Plan is (a) to improve individual employee performance by providing long-term incentives and rewards to employees of Avalon, (b) to assist Avalon in attracting, retaining and motivating employees and non-employee directors with experience and ability, and (c) to associate the interests of such employees and directors with those of the Avalon shareholders.

NQSO’s may be granted with an exercise price which is not less than 100% of the fair market value of the Class A Common Stock on the date of grant. Options designated as ISO’s shall not be less than 110% of fair market value for employees who are ten percent shareholders and not less than 100% of fair market value for other employees. The Board of Directors may, from time to time in its discretion, grant options to one or more outside directors, subject to such terms and conditions as the Board of Directors may determine, provided that such terms and conditions are not inconsistent with other applicable provisions of the Option Plan. Options shall have a term of no longer than ten years from the date of grant; except that for an option designated as an ISO which is granted to a ten percent shareholder, the option shall have a term no longer than five years.

No option shall be exercisable prior to one year after its grant, unless otherwise provided by the Option Committee of the Board of Directors (but in no event before 6 months after its grant), and thereafter options shall become exercisable in installments, if any, as provided by the Option Committee. Options must be exercised for full shares of common stock. To the extent that options are not exercised when they become initially exercisable, they shall be carried forward and be exercisable until the expiration of the term of such options. No option may be exercised by an optionee after his or her termination of employment for any reason with Avalon or an affiliate, except in certain situations provided by the Option Plan.

The stock options, vest ratably over a five year period and have a contractual term of ten years from the date of grant. At the end of each contractual vesting period, the share price of the Avalon common stock, traded on a public stock exchange (NYSE Amex), must reach a predetermined price within three years following such contractual vesting period before the stock options are exercisable (See table below). If the Avalon common stock price does not reach the predetermined price, the stock options will either be cancelled or the period will be extended at the discretion of the Board of Directors.

The grant-date fair values of the stock option awards were estimated using the Monte Carlo Simulation. The Monte Carlo Simulation was selected to determine the fair value because it incorporates six minimum considerations; 1) the exercise price of the option, 2) the expected term of the option, taking into account both the contractual term of the option, the effects of employees’ expected exercise and post-vesting employment termination behavior, as well as the possibility of change in control events during the contractual term of the option agreements, 3) the current fair value of the underlying equity, 4) the expected volatility of the value of the underlying share for the expected term of the option, 5) the expected dividends on the underlying share for the expected term of the option and 6) the risk-free interest rate(s) for the expected term of the option.

The grant date fair value of the underlying equity was determined to be equal to Avalon’s publicly traded stock price as of the grant dates times the sum of the Class A and Class B common shares outstanding.

The expected term, or time until the option is exercised, is based on historical exercising behavior of previous option holders of a company’s stock.  Because of the nature of the vesting described above, the options are separated into five blocks, with each block having its own vesting period and expected term.

For stock option awards, the expected volatility is based on the observed historical volatility of Avalon common stock. There were no expected dividends and the risk-free interest rate was based on yield data for U. S. Treasury securities over a period consistent with the expected term.

In March 2023, options to purchase 36,000 shares previously granted were cancelled as the options did not meet the predetermined stock price within the three years following the contractual vesting period. Additionally, in May 2023, the remaining 18,000 shares previously granted expired.

The following table is a summary of the stock option activity during 2023 and 2022:

		Weighted	Weighted
	Number of	Average	Average
	Options	Exercise	Fair Value at
	Granted	Price	Grant Date
Outstanding at January 1, 2022	54,000	$1.83	$0.43
Options granted	-	-	-
Options exercised	-	-	-
Options expired	-	-	-
Options cancelled or forfeited	-	-	-
Outstanding at December 31, 2022	54,000	1.83	0.43
Options granted	-	-	-
Options exercised	-	-	-
Options expired	-	-	-
Options cancelled or forfeited	(54,000)	1.83	0.43
Outstanding at December 31, 2023	-	$-	$-

The stock options vest and become exercisable based upon achieving two critical metrics as follows:

1)	Contract Vesting Term: The stock options vest ratably over a five year period.
2)

The Avalon common stock price traded on a public stock exchange (NYSE Amex) must reach the predetermined vesting price within three years after the options become vested under the contractual vesting term.

The table below represents the period and predetermined stock price needed for vesting.

	Begins	Ends	Predetermined
	Vesting	Vesting	Vesting Price
Block 1	12 months after Grant Dates	48 months after Grant Dates	$3.43
Block 2	24 months after Grant Dates	60 months after Grant Dates	$4.69
Block 3	36 months after Grant Dates	72 months after Grant Dates	$6.43
Block 4	48 months after Grant Dates	84 months after Grant Dates	$8.81
Block 5	60 months after Grant Dates	96 months after Grant Dates	$12.07

Compensation costs were approximately $1,000 and $4,000 for the years ended December 31, 2023 and 2022, respectively, based upon the estimated grant date fair value calculations. As of December 31, 2023, there were no unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Plan.